Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
The Plan
Share-Based Compensation
Summary of activity

		Weighted	Weighted
		average	average share	Weighted
	Number of	exercise price	price at the	average	Aggregate
	awards	per share	date of exercise	contractual life	fair value
RSUs
Outstanding as of January 1, 2020	367,162	—	—	1.16	5,988
Granted during the year	522,811	—	—	—	1,824
Vested during the year	(245,061)	—	—	—	(3,671)
Forfeited during the year	(1,059)	—	—	—	(17)
Outstanding as of December 31, 2020	643,853	—	—	1.90	4,124
Vested during the year	(642,637)	—	—	—	(4,104)
Forfeited during the year	(1,216)	—	—	—	(20)
Outstanding as of December 31, 2021	—	—	—	—	—
SARs
Outstanding as of January 1, 2020	2,630,173	14.46	—	6.53	11,367
Forfeited during the year	(1,085)	—	—	—	(6)
Expired during the year	(176,610)	—	—	—	(838)
Outstanding as of December 31, 2020	2,452,478	14.44	—	5.47	10,523
Cancelled during the year	(2,452,478)	—	—	—	(10,523)
Outstanding as of December 31, 2021	—	—	—	—	—
PSUs
Outstanding as of January 1, 2020	—	—	—	—	—
Granted during the year	501,444	—	—	—	1,759
Outstanding as of December 31, 2020	501,444	—	—	2.25	1,759
Vested during the year	(501,444)	—	—	—	(1,759)
Outstanding as of December 31, 2021	—	—	—	—	—

SARs
Share-Based Compensation
Summary of significant assumptions used to estimate the fair value

Inputs into the model	2013		2014		2015		2016		2017		2018		2019		2019
Grant date share closing price	$13.26		$24.00		$19.48		$9.28		$15.55		$16.30		$17.79		$12.34
Exercise price*	$12.48		$23.22		$18.70		$8.50		$14.77		$15.52		$17.41		$11.96
Expected volatility	29.31%		29.42%		39.3%		47.3%		46.0%		44.5%		45.03%		45.8%
Expected term	6	years	6	years	6	years	6	years	6	years	6	years	6	years	6	years
Risk-free interest rate for the period similar to the expected term	1.08%		2.03%		1.48%		1.37%		1.99%		2.61%		2.35%		1.47%

*The exercise prices were decreased by $0.40 and/or $0.38 to reflect the effect from the distribution of the special dividends declared on November 28, 2018 and December 14, 2019, respectively.

GasLog Partners' Plan | GasLog Partners LP
Share-Based Compensation
Summary of awards granted

			Fair value at
Awards	Number	Grant date	grant date
RCUs	26,308	April 1, 2019	$22.99
PCUs	26,308	April 1, 2019	$22.99
RCUs	233,688	April 1, 2020	$2.02
PCUs	233,688	April 1,2020	$2.02
RCUs	98,255	April 1, 2021	$2.75
PCUs	98,255	April 1, 2021	$2.75
RCUs	21,663	September 14, 2021	$4.09
PCUs	21,663	September 14, 2021	$4.09

Summary of activity

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2020	76,467	1.26	1,790
Granted during the year	233,688	—	472
Vested during the year	(220,177)	—	(1,816)
Outstanding as of December 31, 2020	89,978	2.04	446
Granted during the year	119,918	—	368
Vested during the year	(5,984)	—	(140)
Outstanding as of December 31, 2021	203,912	1.86	674
PCUs
Outstanding as of January 1, 2020	76,467	1.26	1,790
Granted during the year	233,688	—	472
Vested during the year	(213,955)	—	(1,668)
Forfeited during the year	(6,222)	—	(148)
Outstanding as of December 31, 2020	89,978	2.04	446
Granted during the year	119,918	—	368
Vested during the year	(2,992)	—	(70)
Forfeited during the year	(2,992)	—	(70)
Outstanding as of December 31, 2021	203,912	1.86	674